Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Other investments	$ 271	$ 137
Total Assets	567	256
Liabilities
Total Liabilities	(64)	(49)
Energy contracts subject to regulatory deferral
Assets
Derivative asset	214	78
Liabilities
Derivative liability	(36)	(46)
Energy contracts not subject to regulatory deferral
Assets
Derivative asset	28	16
Liabilities
Derivative liability	(16)	(3)
Foreign exchange contracts, total return, and interest rate swaps
Assets
Derivative asset	54	25
Cross-currency interest rate swap
Liabilities
Derivative liability	(12)
Level 1
Assets
Other investments	271	137
Total Assets	271	160
Liabilities
Total Liabilities	(1)	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	(1)	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Foreign exchange contracts, total return, and interest rate swaps
Assets
Derivative asset	0	23
Level 1 | Cross-currency interest rate swap
Liabilities
Derivative liability	0
Level 2
Assets
Other investments	0	0
Total Assets	296	96
Liabilities
Total Liabilities	(63)	(49)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	214	78
Liabilities
Derivative liability	(35)	(46)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	28	16
Liabilities
Derivative liability	(16)	(3)
Level 2 | Foreign exchange contracts, total return, and interest rate swaps
Assets
Derivative asset	54	2
Level 2 | Cross-currency interest rate swap
Liabilities
Derivative liability	(12)
Level 3
Assets
Other investments	0	0
Total Assets	0	0
Liabilities
Total Liabilities	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Foreign exchange contracts, total return, and interest rate swaps
Assets
Derivative asset	0	$ 0
Level 3 | Cross-currency interest rate swap
Liabilities
Derivative liability	$ 0